Condensed Financial Statements of Parent Company	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Statements of Parent Company
Condensed Financial Statements of Parent Company

Balance Sheets

	December 31,
(in thousands)	2014	2013
Assets
Cash	$18,976	$10,308
Investment in subsidiaries:
Banking subsidiary	247,485	235,329
Nonbanking subsidiaries	—	800
Other assets	61	40
Total assets	$266,522	$246,477
Liabilities
Long-term debt	$—	$15,800
Other liabilities	999	494
Total liabilities	999	16,294
Stockholders' Equity
Total stockholders' equity	265,523	230,183
Total liabilities and stockholders' equity	$266,522	$246,477

Statements of Income and Comprehensive Income (Loss)

	Years Ended December 31,
(in thousands)	2014	2013	2012
Income
Dividends from bank subsidiary	$25,000	$—	$—
Interest income	46	62	95
Debt prepayment charge	—	—	(140)
	25,046	62	(45)
Expenses
Interest expense	939	1,227	1,949
Other	1,287	556	1,441
	2,226	1,783	3,390
Income (loss) before income tax benefit and equity in undistributed income (losses) of subsidiaries	22,820	(1,721)	(3,435)
Income tax benefit	763	595	1,168
	23,583	(1,126)	(2,267)
Equity in undistributed income (losses) of bank subsidiary	(2,498)	18,386	13,161
Net income	$21,085	$17,260	$10,894
Comprehensive income
Net income	$21,085	$17,260	$10,894
Equity in other comprehensive income (loss) of bank subsidiary	12,640	(23,755)	3,426
Total comprehensive income (loss)	$33,725	$(6,495)	$14,320
Supplemental disclosure:
Bank subsidiary net income	$22,502	$18,386	$13,161
Bank subsidiary total comprehensive income (loss)	35,142	(5,369)	16,587

Statements of Cash Flows

	Years Ended December 31,
(in thousands)	2014	2013	2012
Operating Activities
Net income	$21,085	$17,260	$10,894
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Amortization of financing costs	34	2	29
Stock-based compensation	811	948	1,082
Debt prepayment charge	—	—	140
Increase (decrease) in other liabilities	505	(243)	217
(Increase) decrease in other assets	745	(11)	2,625
Equity in undistributed (income) losses of bank subsidiary	2,498	(18,386)	(13,161)
Net cash provided by (used by) operating activities	25,678	(430)	1,826
Investing Activities
Investment in bank subsidiary	(2,011)	(1,369)	(1,126)
Net cash used by investing activities	(2,011)	(1,369)	(1,126)
Financing Activities
Proceeds from common stock options exercised	932	304	—
Proceeds from issuance of common stock under stock purchase plan	77	67	44
Repayment of long-term debt	(15,800)	—	(8,540)
Tax benefit on exercise of stock options	191	51	—
Cash dividends on preferred stock	(80)	(80)	(80)
Purchase of treasury stock	(319)	—	—
Net cash provided by (used by) financing activities	(14,999)	342	(8,576)
Increase (decrease) in cash and cash equivalents	8,668	(1,457)	(7,876)
Cash and cash equivalents at beginning of the year	10,308	11,765	19,641
Cash and cash equivalents at end of year	$18,976	$10,308	$11,765